Consolidated Statement of Financial Position - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 30,117,236	$ 28,401,283
Trading assets	9,113,668	7,204,312
Investment Securities	26,000,311	23,030,159
Hedging derivative assets	166,598	30,138
Loans:
Commercial	101,655,660	102,408,977
Consumer	59,840,451	55,455,064
Mortgages	20,221,683	18,592,103
Microcredit	410,320	425,697
Total loans	182,128,114	176,881,841
Allowance for impairment losses	(8,185,797)	(8,196,187)
Total loans, net	173,942,317	168,685,654
Other receivables	11,702,301	9,300,643
Non-current assets held for sale	206,193	186,714
Investments in associates and joint ventures	987,962	982,743
Tangible assets:
Property, plant and equipment for own-use and given in operating lease, net	5,791,430	5,667,953
Right-of-use assets	2,125,558
Investment properties	928,566	836,324
Biological assets	104,857	84,206
Total Tangible assets	8,950,411	6,588,483
Intangibles
Concession arrangement rights	7,521,488	5,514,481
Goodwill	7,348,587	7,318,594
Other intangible assets	1,206,491	1,033,884
Total Intangibles	16,076,566	13,866,959
Income tax assets:
Current	895,208	593,837
Deferred	246,598	341,338
Total Income tax assets, net	1,141,806	935,175
Other assets	427,220	462,890
Total assets	278,832,589	259,675,153
Liabilities
Trading liabilities	962,438	811,305
Hedging derivative liabilities	94,298	195,539
Customer deposits:
Checking accounts	42,449,702	39,702,878
Savings accounts	59,352,760	57,221,439
Time deposits	73,225,189	66,853,012
Other	463,770	582,122
Total Customer deposits	175,491,421	164,359,451
Financial obligations
Interbank borrowings and overnight funds	9,240,479	6,814,078
Borrowings from banks and others	19,803,344	20,610,766
Bonds issued	21,918,268	20,140,350
Borrowings from development entities	3,882,485	3,646,796
Total borrowings	54,844,576	51,211,990
Provisions:
Legal related	194,680	125,929
Other	673,962	569,359
Total Provisions	868,642	695,288
Income tax liabilities:
Current	387,274	413,456
Deferred	2,871,309	2,160,942
Total Income tax liabilities	3,258,583	2,574,398
Employee benefits	1,234,980	1,264,881
Other liabilities	8,729,382	9,007,953
Total liabilities	245,484,320	230,120,805
Equity
Subscribed and paid-in capital	22,281	22,281
Additional paid-in capital	8,445,766	8,472,336
Retained earnings	10,289,073	8,598,319
Other comprehensive income	1,093,447	696,773
Equity attributable to owners of the parent	19,850,567	17,789,709
Non-controlling interest	13,497,702	11,764,639
Total equity	33,348,269	29,554,348
Total liabilities and equity	$ 278,832,589	$ 259,675,153